SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

ClearBridge American Energy MLP Fund Inc.

620 Eighth Avenue

New York, New York 10018

(888) 777-0102

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22805

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to call or redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that, pursuant to permission granted by the Commission staff, it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption.

1.	Title of the class of securities of ClearBridge American Energy MLP Fund Inc. (the “Fund”) to be called or redeemed:

Series A Mandatory Redeemable Preferred Stock (CUSIP 1846912#9) (the “Series A MRP Shares”); and

Series B Mandatory Redeemable Preferred Stock (CUSIP 1846913#8) (the “Series B MRP Shares” and together with the Series A MRP Shares, the “MRP Shares”).

2.	The date on which the securities are to be called or redeemed:

The MRPS will be redeemed on February 23, 2016.

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The MRP Shares are being repurchased pursuant to Section 3(a)(ii) of the Articles Supplementary for the Series A MRPS and Series B MRPS dated as of July 23, 2015.

4.	The principal amount or number of shares to be called or redeemed and the basis upon which the securities to be called or redeemed are to be selected:

The Fund will redeem 41 Series A MRP Shares.

The Fund will redeem 99 Series B MRP Shares.

The number of MRP Shares to be redeemed will be allocated among all the MRP Shares outstanding in proportion, as nearly as practicable, to the respective unpaid principal amounts thereof.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 12th day of February, 2016.

CLEARBRIDGE AMERICAN ENERGY MLP FUND INC.

By:	/s/ George P. Hoyt
Name:	George P. Hoyt
Title:	Assistant Secretary